Income Taxes - Change in Tax rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Line Items]
Applicable Tax Rate			27.00%	27.00%	27.00%
Adjustment to tax expense			$ 94,651	$ (413,303)	$ (130,415)
Net charge stated in the profit and loss statement			7,437
Movements, Recognized in profit or loss			$ 553,225
Colombia
Disclosure Of Income Taxes [Line Items]
Applicable Tax Rate	30.00%	31.00%	32.00%	33.00%
Adjustment to tax expense			$ 4,662
Argentina | Original Rate [Member]
Disclosure Of Income Taxes [Line Items]
Applicable Tax Rate			30.00%
Tax rate on dividends and profits			7.00%
Argentina | Amnded Rate [Member]
Disclosure Of Income Taxes [Line Items]
Applicable Tax Rate			25.00%
Tax rate on dividends and profits			13.00%